Rockefeller California Municipal Bond ETF

Schedule of Investments

April 30, 2025 (Unaudited)

MUNICIPAL BONDS & NOTES - 98.6%	Interest Rate	Maturity Date	Principal Amount	Value
California - 96.6%
Avenal Public Financing Authority, Call 06/22/25(b)	5.00%	09/01/36	$40,000	$38,820
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Call 06/22/25(b)	5.00%	07/01/42	60,000	59,998
California Community Choice Financing Authority, Call 02/01/35, Put 05/01/35(a)	5.00%	01/01/56	500,000	515,193
California County Tobacco Securitization Agency, Call 06/07/25(c)	0.00%	06/01/46	1,250,000	326,020
California County Tobacco Securitization Agency, Call 06/07/25(c)	0.00%	06/01/50	100,000	21,860
California County Tobacco Securitization Agency, Call 06/22/25(d)	6.00%	06/01/42	100,000	100,819
California County Tobacco Securitization Agency, Call 12/01/30(c)	0.00%	06/01/55	1,250,000	256,088
California Educational Facilities Authority, Call 10/01/33(b)(d)	5.50%	10/01/53	250,000	254,069
California Health Facilities Financing Authority, Call 06/22/25(b)	5.00%	11/15/39	500,000	500,373
California Health Facilities Financing Authority, Call 06/12/25	5.00%	11/15/32	25,000	25,053
California Health Facilities Financing Authority, Call 06/22/25(b)	5.00%	11/15/32	40,000	40,143
California Health Facilities Financing Authority, Call 09/01/28(b)	5.00%	09/01/48	100,000	96,201
California Health Facilities Financing Authority, Call 08/01/30(b)	5.00%	08/01/50	350,000	345,525
California Housing Finance Agency, Call 02/01/33, FHA 542(C)(b)	4.30%	08/01/52	150,000	141,762
California Infrastructure & Economic Development Bank, Call 01/01/29, Put 01/01/35(a)(f)(g)	9.50%	01/01/65	130,000	125,553
California Infrastructure & Economic Development Bank, Call 07/01/31(b)(d)(g)	5.13%	07/01/54	300,000	277,643
California Municipal Finance Authority, Call 06/12/25(b)	5.00%	11/01/40	45,000	43,170
California Municipal Finance Authority, Call 10/01/26	4.00%	10/01/36	300,000	295,291
California Municipal Finance Authority, Call 06/01/28(b)(g)	5.00%	06/01/48	150,000	142,574
California Municipal Finance Authority, Call 08/01/29(b)	5.00%	08/01/48	180,000	171,552
California Municipal Finance Authority, Call 09/01/30(b)	4.00%	09/01/50	410,000	333,187
California Municipal Finance Authority, Call 10/01/30(b)(g)	5.00%	10/01/49	50,000	45,435
California Municipal Finance Authority, Call 07/01/31(b)	4.00%	07/01/55	150,000	120,272
California Municipal Finance Authority, Call 01/01/32(b)(d)(g)	5.38%	01/01/55	250,000	237,259
California Municipal Finance Authority(e)	5.00%	10/01/31	10,000	10,686
California Public Finance Authority, Call 06/01/31(b)	6.50%	06/01/54	175,000	163,811
California Public Finance Authority, Call 03/01/32(b)(d)(g)	6.63%	03/01/65	400,000	379,027
California School Facilities Financing Authority, AGM(b)(c)	0.00%	08/01/49	2,500,000	710,796
California School Finance Authority, Call 08/01/25(b)(g)	5.00%	08/01/45	45,000	42,979
California School Finance Authority, Call 05/01/27(b)(d)(g)	5.88%	05/01/47	200,000	198,601
California School Finance Authority, Call 07/01/28(b)(g)	5.00%	07/01/45	300,000	287,669
California School Finance Authority, Call 07/01/31(b)(g)	5.00%	07/01/59	150,000	147,166
California School Finance Authority, Call 07/01/31(b)(g)	5.00%	07/01/54	120,000	120,074
California School Finance Authority, SAW, Call 07/01/32(b)(g)	5.60%	07/01/64	150,000	141,248
California Statewide Communities Development Authority, STR, Call 09/01/30(b)	5.00%	09/01/43	180,000	182,166

California Statewide Communities Development Authority, Call 06/22/25(b)	5.50%	12/01/54	70,000	69,221
California Statewide Communities Development Authority, Call 06/01/26(b)(g)	5.00%	12/01/46	100,000	97,444
California Statewide Communities Development Authority, Call 06/01/28(b)(g)	5.25%	12/01/43	25,000	25,082
California Statewide Communities Development Authority, CAM, Call 11/01/31(b)	5.00%	11/01/49	315,000	333,598
California Statewide Communities Development Authority, FNMA COLL(b)	4.00%	10/01/42	250,000	230,988
California Statewide Financing Authority, Call 06/22/25(d)	6.00%	05/01/37	120,000	122,701
City of Los Angeles CA Wastewater System Revenue	5.00%	06/01/35	50,000	50,014
City of Los Angeles Department of Airports, Call 05/15/35(b)	5.50%	05/15/55	400,000	419,257
Desert Sands Unified School District, GO, Call 08/01/35(b)(d)	4.00%	08/01/50	500,000	467,494
Independent Cities Finance Authority, Call 06/22/25(b)	5.00%	11/15/49	50,000	50,003
Los Angeles California Department of Airports, Call 05/15/28(b)	5.25%	05/15/48	200,000	201,755
Los Angeles California Unified School District, GO, Call 01/01/35(b)	4.00%	07/01/49	500,000	461,766
Los Angeles Department of Water & Power, Call 07/01/33(b)	5.00%	07/01/53	450,000	447,445
Los Angeles Department of Water & Power, Call 07/01/34	5.00%	07/01/52	50,000	49,794
M-S-R Energy Authority(b)(d)	6.13%	11/01/29	20,000	20,950
Poway Unified School District Public Financing Authority, BAM, STR, Call 06/22/25(b)	5.00%	10/01/41	100,000	100,019
Roseville California, STR, Call 09/01/31(b)	5.00%	09/01/54	100,000	97,782
San Diego County Regional Airport Authority, Call 06/22/25(b)	5.00%	07/01/44	425,000	425,010
San Diego County Regional Airport Authority, Call 07/01/31	4.00%	07/01/40	120,000	112,941
San Francisco City & County Airport Commission, Call 05/01/35(b)	5.50%	05/01/55	500,000	523,206
San Francisco City & County Public Utilities Commission, Call 10/01/25	4.00%	10/01/40	350,000	339,769
San Luis Obispo County Community College District, GO, Call 08/01/25(b)	4.00%	08/01/40	250,000	238,145
San Marcos Unified School District, STR, Call 09/01/30(b)(d)	4.25%	09/01/48	100,000	88,916
Silicon Valley Tobacco Securitization Authority, Call 06/22/25(c)	0.00%	06/01/36	1,000,000	540,719
Silicon Valley Tobacco Securitization Authority, Call 06/22/25(c)	0.00%	06/01/41	500,000	178,720
Tobacco Securitization Authority of Southern California, Call 06/07/25(c)	0.00%	06/01/46	1,500,000	290,493
University of California, Call 05/15/35(b)	5.25%	05/15/55	250,000	267,149
Valley Center Municipal Water District, STR, Call 09/01/31(b)(d)	4.25%	09/01/47	590,000	529,207
Washington Township Health Care District, GO, Call 06/12/25(b)(d)	5.00%	08/01/43	275,000	272,656
				13,950,327

Guam - 0.7%
Antonio B. Won Pat International Airport Authority, Call 10/01/34	5.25%	10/01/41	100,000	102,885

Puerto Rico - 1.3%
Children’s Trust Fund, Call 06/22/2025(d)	5.63%	05/15/43	15,000	15,186
Puerto Rico Sales Tax Financing Corp., Call 07/01/28(b)(c)	0.00%	07/01/51	625,000	148,381

Puerto Rico Sales Tax Financing Corp., Call 07/01/28(b)(d)	4.55%	07/01/40	27,000	25,523
				189,090

TOTAL MUNICIPAL BONDS & NOTES (Cost $14,641,850)				14,242,302

TOTAL INVESTMENTS - 98.6% (Cost $14,641,850)				$14,242,302
Other Assets in Excess of Liabilities - 1.4%				198,756
TOTAL NET ASSETS - 100.0%				$14,441,058

Percentages are stated as a percent of net assets.

AGM – Assured Guaranty Municipal
BAM – Build America Mutual Assurance Company
CAM – California Mortgage Insurance
GO - General Obligations
SAW – State Aid Withholding
STR – Special Tax Revenue

(a)	Adjustable rate security. Rate disclosed is as of April 30, 2025.
(b)	Sinkable security.
(c)	Zero coupon bond issued at a discount.
(d)	Fixed coupon bond issued at a discount.
(e)	At maturity security. Interest is paid in full at the maturity date.
(f)	Adjustable rate security issued at a discount. Rate disclosed is as of April 30, 2025.
(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.